Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.87871%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,286,412.35

Principal:
Principal Collections	$22,041,524.00
Prepayments in Full	$11,332,669.49
Liquidation Proceeds	$85,912.46
Recoveries	$33,645.25
Sub Total	$33,493,751.20
Collections	$35,780,163.55

Purchase Amounts:
Purchase Amounts Related to Principal	$76,620.44
Purchase Amounts Related to Interest	$160.81
Sub Total	$76,781.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,856,944.80

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,856,944.80
Servicing Fee	$764,752.80	$764,752.80	$0.00	$0.00	$35,092,192.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,092,192.00
Interest - Class A-2a Notes	$681,417.18	$681,417.18	$0.00	$0.00	$34,410,774.82
Interest - Class A-2b Notes	$344,695.05	$344,695.05	$0.00	$0.00	$34,066,079.77
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$33,065,567.44
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$32,722,347.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,722,347.44
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$32,603,659.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,603,659.27
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$32,518,582.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,518,582.19
Regular Principal Payment	$40,582,432.31	$32,518,582.19	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,856,944.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,518,582.19
Total					$32,518,582.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,753,938.18	$87.65	$681,417.18	$2.51	$24,435,355.36	$90.16
Class A-2b Notes	$8,764,644.01	$87.65	$344,695.05	$3.45	$9,109,339.06	$91.10
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$32,518,582.19	$30.89	$2,573,609.81	$2.44	$35,092,192.00	$33.33

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$237,703,667.19	0.8770706	$213,949,729.01	0.7894241
Class A-2b Notes	$87,707,057.48	0.8770706	$78,942,413.47	0.7894241
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$803,860,724.67	0.7636688	$771,342,142.48	0.7327761

Pool Information
Weighted Average APR	2.853%	2.853%
Weighted Average Remaining Term	48.57	47.78
Number of Receivables Outstanding	32,109	31,419
Pool Balance	$917,703,357.10	$884,018,025.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$824,960,733.72	$794,959,617.87
Pool Factor	0.7820770	0.7533700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$89,058,407.82
Targeted Overcollateralization Amount	$120,739,733.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,675,883.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$148,605.02
(Recoveries)		3	$33,645.25
Net Loss for Current Collection Period			$114,959.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1503%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0079%
Second Prior Collection Period			0.3290%
Prior Collection Period			0.1286%
Current Collection Period			0.1531%
Four Month Average (Current and Prior Three Collection Periods)			0.1547%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		270	$607,459.84
(Cumulative Recoveries)			$49,571.64
Cumulative Net Loss for All Collection Periods			$557,888.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0475%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,249.85
Average Net Loss for Receivables that have experienced a Realized Loss			$2,066.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	182	$6,229,813.59
61-90 Days Delinquent	0.10%	27	$881,860.93
91-120 Days Delinquent	0.01%	2	$80,785.94
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.81%	211	$7,192,460.46

Repossession Inventory:
Repossessed in the Current Collection Period		10	$403,976.23
Total Repossessed Inventory		13	$496,037.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0948%
Prior Collection Period			0.0841%
Current Collection Period			0.0923%
Three Month Average			0.0904%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1089%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$3,579,994.35
2 Months Extended	97	$3,744,886.76
3+ Months Extended	11	$304,619.05

Total Receivables Extended	202	$7,629,500.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
Assistant Treasurer